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1933 Act Rule 485(a)
1933 Act File No. 033-47287
1940 Act File No. 811-06637

October 31, 2011

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               The UBS Funds (the “Trust”)

File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 91/92 (the “Amendment”) to the Registration Statement of The UBS Funds (the “Registrant”) relating to the Registrant’s UBS U.S. Large Cap Value Equity Fund series of shares (the “Fund”).

The Amendment is being submitted to reflect the following changes to the Fund: (1) to change the name of the Fund to the “UBS U.S. Equity Opportunity Fund”; (2) to revise the 80% policy of the Fund from investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies to investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of U.S. companies; and (3) to revise certain of the Fund’s investment strategies in connection with the above-referenced changes, including changes to the Fund’s strategies to permit the Fund to invest in companies of any size and, with respect to 20% of its net assets, in the equity securities of foreign issuers, including companies in both developed and emerging markets.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates only to the UBS U.S. Large Cap Value Equity Fund series of shares of the Registrant, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series of shares.

Philadelphia, PA • Malvern, PA • Harrisburg, PA • Wilmington, DE • Cherry Hill, NJ • Washington, DC

A Pennsylvania Limited Liability Partnership

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Amy C. Fitzsimmons at (215) 564-8711.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

Enclosures